Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of issued capital [Abstract]
Share capital	Note 30: Share capital
Issued and fully paid ordinary share capital

	Number of shares
Ordinary shares of 10p (formerly 25p) each	2024	2023	2022
At 1 January	63,569,225,662	67,287,852,204	71,022,593,135
Issued under employee share schemes	734,265,017	667,636,165	793,990,660
Share buyback programme (note 33)	(3,686,477,708)	(4,386,262,707)	(4,528,731,591)
At 31 December	60,617,012,971	63,569,225,662	67,287,852,204

	2024		2023		2022
Ordinary shares of 10p (formerly 25p) each	£m	% of share capital	£m	% of share capital	£m	% of share capital
At 1 January	6,358		6,729		7,102
Issued under employee share schemes	73		67		80
Share buyback programme (note 33)	(369)		(438)		(453)
At 31 December	6,062	99.52	6,358	99.46	6,729	99.50
Note 30: Share capital continued
Ordinary shares
As permitted by the Companies Act 2006, the Company removed references to authorised share capital from its articles of association at the annual general meeting on 5 June 2009. This change took effect from 1 October 2009. There are no restrictions on the transfer of shares in the Company other than as set out in the articles of association and:
•Certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws)
•Where directors and certain employees of the Company require the approval of the Company to deal in the Company’s shares
•Pursuant to the rules of some of the Company’s employee share plans where certain restrictions may apply while the shares are subject to the plans
Where, under an employee share plan operated by the Company, participants are the beneficial owners of shares but not the registered owners, the voting rights are normally exercised by the registered owner at the direction of the participant. Outstanding awards and options would normally vest and become exercisable on a change of control, subject to the satisfaction of any performance conditions at that time.
All of the Company’s issued ordinary share capital is listed (i.e. the free float percentage of the ordinary shares is 100 per cent) and none of the shares have any multiple or unequal voting rights; each share carries one vote. In addition, the Company is not aware of any agreements between shareholders that may result in restrictions on the transfer of securities and/or voting rights.
The directors have authority to allot and issue ordinary and preference shares and to make market purchases of ordinary and preference shares as granted at the annual general meeting on 16 May 2024. The authority to issue shares and the authority to make market purchases of shares will expire at the next annual general meeting. Shareholders will be asked, at the annual general meeting, to give similar authorities.
Subject to any rights or restrictions attached to any shares, on a show of hands at a general meeting of the Company every holder of shares present in person or by proxy and entitled to vote has one vote and on a poll every member present and entitled to vote has one vote for every share held. The special rights attached to any class of shares (including preference shares) in the Company may, subject to the statutory provisions, be varied or abrogated either with the consent in writing of the holders of three-quarters in nominal value of the issued shares of the class or with the sanction of a special resolution passed at a separate meeting of the holders of the shares of the class
(but not otherwise).
The holders of ordinary shares, who held 100 per cent of the total ordinary share capital at 31 December 2024, are entitled to receive the
Company’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Company’s articles of association) and in the event of a winding-up, may share in the assets of the Company.
The rights and obligations attached to the Company’s ordinary shares are set out in the Company’s articles of association, a copy of which can be found at www.lloydsbankinggroup.com/who-we-are/group-overview/corporate-governance.html →.
Preference shares
The Company has in issue various classes of preference shares which are all classified as liabilities under IFRS accounting standards and which are included in note 29. The statement above (under the heading ‘Ordinary shares’) in relation to the variation of special rights attaching to any shares is also applicable to preference shares.